Acquisitions and Unaudited Pro-Forma Financial Information (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Business Combination [Line Items]
Schedule of Goodwill

Balance - June 30, 2024	$897,542
Acquisition of SWC	3,714,027
Acquisition of Skytech	790,150
Impairment charge - FHVH	(897,542)
Balance - June 30, 2025	4,504,177
Acquisition of Victorville	46,985,000
Acquisition of Rancho Mirage	44,197,000
Balance - December 31, 2025	$95,686,177

For the years ended June 30, 2025 and 2024, goodwill was as follows:

Balance - June 30, 2023	$-
Acquisition of FHVH	897,542
Balance - June 30, 2024	897,542
Acquisition of SWC	3,714,027
Acquisition of Skytech	790,150
Impairment charge - FHVH	(897,542)
Balance - June 30, 2025	4,504,177

Victorville Treasure Holdings LLC [Member]
Business Combination [Line Items]
Schedule of Estimated Fair Value of Assets Acquired and Liabilities

The following table summarizes the preliminary estimate of the fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date. Amounts have been rounded for purposes of the preliminary purchase price allocation (“PPA”). The estimated fair values were derived from an independent third-party valuation report, as follows:

Consideration
Series C - convertible preferred stock - 216,667 shares	$39,000,000
Series C - contingent consideration - 41,667 shares	7,125,000
Fair value of consideration transferred	$46,125,000

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	301,000
Accounts receivable	73,000
Prepaids and other	165,000
Inventory	40,000
Land	750,000
Property and equipment - net	9,250,000
Total assets acquired	10,579,000

Accounts payable and accrued expenses	1,943,000
Notes payable	3,224,000
Mortgage note payable	9,492,000
Total liabilities assumed	14,659,000

Total identifiable net liabilities assumed	(4,080,000)

Allocation required for identifiable intangible assets and goodwill	50,205,000

Intangible asset (liquor license)	20,000
Intangible asset (franchise agreement)	3,200,000
Total identifiable intangible assets	3,220,000

Goodwill (including assembled workforce)	$46,985,000

Schedule of Supplemental Proforma Information

	Six Months Ended	Six Months Ended
	December 31, 2025	December 31, 2024

Revenues - net	$2,000,102	$1,836,724

Net loss	$(7,425,692)	$(2,150,950)

Loss per share - basic	$(0.05)	$(0.02)

Loss per share - diluted	$(0.05)	$(0.02)

Weighted average number of shares - basic	162,793,612	128,939,201

Weighted average number of shares - diluted	162,793,612	128,939,201

Ranch Mirage Hilton LLC [Member]
Business Combination [Line Items]
Schedule of Estimated Fair Value of Assets Acquired and Liabilities

The following table summarizes the preliminary estimate of the fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date. Amounts have been rounded for purposes of the preliminary purchase price allocation (“PPA”). The estimated fair values were derived from an independent third-party valuation report, as follows:

Consideration
Series C - convertible preferred stock - 176,167 shares	$42,280,000
Series C - contingent consideration - 20,000 shares	4,800,000
Fair value of consideration transferred	$47,080,000

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	968,000
Accounts receivable	11,000
Prepaids and other	7,000
Inventory	7,000
Land	2,800,000
Property and equipment - net	12,000,000
Total assets acquired	15,793,000

Accounts payable and accrued expenses	2,386,000
Accounts payable and accrued expenses - related party	240,000
Deferred revenue/customer deposits	12,000
Notes payable	1,700,000
Mortgage note payable	9,992,000
Total liabilities assumed	14,330,000

Total identifiable net assets assumed	1,463,000

Allocation required for identifiable intangible assets and goodwill	45,617,000

Intangible asset (liquor license)	20,000
Intangible asset (franchise agreement)	1,400,000
Total identifiable intangible assets	1,420,000

Goodwill (including assembled workforce)	$44,197,000

Schedule of Supplemental Proforma Information

	Six Months Ended	Six Months Ended
	December 31, 2025	December 31, 2024

Revenues - net	$1,773,902	$1,602,219

Net loss	$(6,841,001)	$(1,726,912)

Loss per share - basic	$(0.04)	$(0.01)

Loss per share - diluted	$(0.04)	$(0.01)

Weighted average number of shares - basic	162,793,612	128,939,201

Weighted average number of shares - diluted	162,793,612	128,939,201

SWC Group Inc [Member]
Business Combination [Line Items]
Schedule of Estimated Fair Value of Assets Acquired and Liabilities

Consideration
Series C - convertible preferred stock - 83,333 shares	$4,399,982

Fair value of consideration transferred	4,399,982

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	28,340
Accounts receivable	22,624
Prepaids and other	114,590
Inventory	252,203
Property and equipment - net	26,942
Operating lease - right - of -use asset	13,317
Total assets acquired	458,016

Accounts payable and accrued expenses	1,517,927
Notes payable	67,262
Operating lease liability	14,972
Total liabilities assumed	1,600,161

Total identifiable net liabilities assumed	(1,142,145)

Allocation required for identifiable intangible assets and goodwill	5,542,127

Trade names/trademarks	786,800
Customer relationships	1,041,300
Total identifiable intangible assets	1,828,100

Goodwill (including assembled workforce)	$3,714,027

Schedule of Supplemental Proforma Information

	Nine Months Ended	Year Ended
	March 31, 2025	June 30, 2024

Revenues - net	$1,345,874	$1,830,427

Net loss	$(2,391,487)	$(3,820,900)

Loss per share - basic	$(0.02)	$(0.03)

Loss per share - diluted	$(0.02)	$(0.03)

Weighted average number of shares - basic	128,945,181	126,540,836

Weighted average number of shares - diluted	128,945,181	126,540,836

Skytech Automated Solutions Inc [Member]
Business Combination [Line Items]
Schedule of Estimated Fair Value of Assets Acquired and Liabilities

Consideration
Series C - convertible preferred stock - 10,000 shares	$528,000

Fair value of consideration transferred	528,000

Recognized amounts of identifiable assets acquired and liabilities assumed:

Accounts receivable	19,250
Property and equipment - net	32,550
Total assets acquired	51,800

Accounts payable and accrued expenses	3,650
Accounts payable and accrued expenses - related parties	310,300
Total liabilities assumed	313,950

Total identifiable net liabilities assumed	(262,150)

Goodwill	$790,150

Schedule of Supplemental Proforma Information

	Nine Months Ended	Year Ended
	March 31, 2025	June 30, 2024

Revenues - net	$43,232	$89,272

Net loss	$(2,156,766)	$(3,235,506)

Loss per share - basic	$(0.02)	$(0.03)

Loss per share - diluted	$(0.02)	$(0.03)

Weighted average number of shares - basic	128,945,181	126,540,836

Weighted average number of shares - diluted	128,945,181	126,540,836

Future Hospitality Ventures Holdings Inc [Member]
Business Combination [Line Items]
Schedule of Estimated Fair Value of Assets Acquired and Liabilities

Consideration
Series A - preferred stock - 1,000 shares	$-
Series C - convertible preferred stock - 13,333 shares	868,708

Fair value of consideration transferred	868,708

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	111,863
Other assets	126,000
Total assets acquired	237,863

Accounts payable and accrued expenses	4,845
Other current liabilities	261,852
Total liabilities assumed	266,697

Total identifiable net liabilities assumed	(28,834)

Goodwill	$897,542